Share-Based Compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares employee	Dec. 31, 2017 USD ($) shares employee	Dec. 31, 2016 USD ($) shares employee
SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares	804,786,508
Number of shares authorized, as a percentage of outstanding stock	10.00%
Number of shares available for grant | shares	714,665,526
Weighted average share price at the date of exercise for share options exercised during period | $	$ 5.72	$ 4.74	$ 4.18
Award modification, number of employees affected, share-based payment arrangement | employee	0	4	1
Incremental fair value granted, modified share-based payment arrangements | $	$ 0	$ 0	$ 0
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets | $	$ 0	$ 0	$ 1,000,000
SCL Equity Plan [Member] | Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modified to cash-settled/from equity-settled (in shares) | shares	0	852,000	284,000
SCL Equity Plan [Member] | Cash-settled restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modified to cash-settled/from equity-settled (in shares) | shares	0	852,000	284,103
Share-based liabilities paid in share-based payment arrangement | $	$ 5,000,000	$ 3,000,000	$ 1,000,000
Liabilities from share-based payment transactions | $	$ 0	4,000,000	3,000,000
LVSC 2004 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized | shares	26,344,000
Number of shares available for grant | shares	917,674
Weighted average share price at the date of exercise for share options exercised during period | $	$ 77.66	$ 69.08	$ 49.96
Number of share options exercised | shares	61,875	34,475	3,300
Exercised, weighted average exercise price (in usd per share) | $	$ 66.18	$ 51.09	$ 36.55